Pay vs Performance Disclosure - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure
Net Income (Loss)	¥ (1,139,460)	¥ (5,790,264)	¥ (10,375,775)